Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
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Analysis of Financial Assets and Liabilities
An analysis of the Group’s financial assets and liabilities by accounting classification is set out below:

	Derivatives in designated hedge relationships	Held at fair value through profit or loss	Held at fair value through other comprehensive income	Amortised cost	Carrying value
	£m	£m	£m	£m	£m
2020
Other investments	–	263.3	124.0	–	387.3
Cash and short-term deposits	–	–	–	12,899.1	12,899.1
Bank overdrafts, bonds and bank loans	–	–	–	(8,619.2)	(8,619.2)
Bonds and bank loans	–	–	–	(4,975.5)	(4,975.5)
Trade and other receivables: amounts falling due within one year	–	–	–	6,989.3	6,989.3
Trade and other receivables: amounts falling due after more than one year	–	–	–	110.1	110.1
Trade and other payables: amounts falling due within one year	–	–	–	(10,268.0)	(10,268.0)
Trade and other payables: amounts falling due after more than one year	–	–	–	(0.9)	(0.9)
Derivative assets	9.6	0.2	–	–	9.8
Derivative liabilities	(6.3)	(6.7)	–	–	(13.0)
Payments due to vendors (earnout agreements) (note 20)	–	(114.3)	–	–	(114.3)
Liabilities in respect of put options	–	(110.7)	–	–	(110.7)
	3.3	31.8	124.0	(3,865.1)	(3,706.0)

	Held at fair value through profit or loss	Held at fair value through other comprehensive income	Amortised cost	Carrying value
	£m	£m	£m	£m
2019
Other investments	255.7	242.6	–	498.3
Cash and short-term deposits 1	–	–	11,305.7	11,305.7
Bank overdrafts, bonds and bank loans 1	–	–	(8,798.0)	(8,798.0)
Bonds and bank loans	–	–	(4,047.3)	(4,047.3)
Trade and other receivables: amounts falling due within one year	–	–	7,530.8	7,530.8
Trade and other receivables: amounts falling due after more than one year	–	–	59.3	59.3
Trade and other payables: amounts falling due within one year	–	–	(10,191.6)	(10,191.6)
Trade and other payables: amounts falling due after more than one year	–	–	(2.6)	(2.6)
Derivative assets	1.4	–	–	1.4
Derivative liabilities 1	(22.7)	–	–	(22.7)
Payments due to vendors (earnout agreements) (note 20 ) 1	(243.7)	–	–	(243.7)
Liabilities in respect of put options 1	(204.5)	–	–	(204.5)
	(213.8)	242.6	(4,143.7)	(4,114.9)

Note
1	Figures have been restated as described in the accounting policies.

Analysis of Financial Instruments Measured at Fair Value
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable:

Level 1 fair value measurements are
t
hose derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 fair value measurements are those derived from inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (ie as prices) or indirectly (ie derived from prices);

Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	Level 1 £m	Level 2 £m	Level 3 £m
2020
Derivatives in designated hedge relationships
Derivative assets	–	9.6	–
Derivative liabilities	–	(6.3)	–
Held at fair value through profit or loss
Other investments	0.1	–	263.2
Derivative assets	–	0.2	–
Derivative liabilities	–	(6.7)	–
Payments due to vendors (earnout agreements) (note 20 )	–	–	(114.3)
Liabilities in respect of put options	–	–	(110.7)
Held at fair value through other comprehensive income
Other investments	20.6	–	103.4

	Level 1 £m	Level 2 1 £m	Level 3 1 £m
2019
Held at fair value through profit or loss
Other investments	–	–	255.7
Derivative assets	–	1.4	–
Derivative liabilities	–	(22.7)	–
Payments due to vendors (earnout agreements) (note 20 )	–	–	(243.7)
Liabilities in respect of put options	–	–	(204.5)
Held at fair value through other comprehensive income
Other investments	42.2	–	200.4

Note
1	Figures have been restated as described in the accounting policies.

There have been no transfers between these levels in the years presented.

Reconciliation of level 3 fair value measurements
1
:

	Liabilities in respect of put options 2 £m	Other investments £m
1 January 2019	(208.0)	538.2
(Losses)/gains recognised in the income statement	(30.1)	9.1
Losses recognised in other comprehensive income	–	(55.4)
Exchange adjustments	6.9	–
Additions	(34.8)	18.2
Disposals	–	(53.4)
Cancellations	9.7	–
Transfer to disposal group classified as held for sale	31.0	(0.6)
Settlements	20.8	–
31 December 2019	(204.5)	456.1
Gains recognised in the income statement	12.3	7.9
Losses recognised in other comprehensive income	–	(106.1)
Exchange adjustments	2.3	–
Additions	(4.2)	15.9
Disposals	–	(7.0)
Reclassification from other investments to interests in associates	–	(0.2)
Cancellations	30.5	–
Settlements	52.9	–
31 December 2020	(110.7)	366.6

Notes

1	The reconciliation of payments due to vendors (earnout agreements) is presented in note 20 .
2	Figures have been restated as described in the accounting policies.